Property and Equipment, net	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, net
6.	Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	Estimated Useful Lives (Years)	June 30, 2025	December 31, 2025
Machines and equipment	3-10	$41,067	$60,185
Leasehold improvements	7-10	40,422	54,724
Vehicles	5	1,386	1,353
Furniture and fixtures	3-7	1,253	2,689
Software	7	3,501	3,678
Construction in progress	—	27,891	49,027

		115,520	171,656
Less: accumulated depreciation		(7,350)	(14,095)

Property and equipment, net		$108,170	$157,561

Construction in progress is primarily related to the expansion of both new and currently leased manufacturing facilities. The projects are expected to be substantially complete by the end of fiscal year 2026, at which time the assets will be placed in service and reclassified to machinery and equipment and leasehold improvements.
Depreciation expense for the three months ended December 31, 2024 and 2025 was $1.4 million and $3.9 million, respectively. During the three months ended December 31, 2024, $1.1 million and $0.3 million were allocated to cost of revenues and operating expenses, respectively. During the three months ended December 31, 2025, $2.8 million and $1.1 million were allocated to cost of revenues and operating expenses, respectively.
Depreciation expense for the six months ended December 31, 2024 and 2025 was $2.5 million and $7.0 million, respectively. During the six months ended December 31, 2024, $2.0 million and $0.5 million were allocated to cost of revenues and operating expenses, respectively. During the six months ended December 31, 2025, $5.6 million and $1.4 million were allocated to cost of revenues and operating expenses, respectively.

7.	Property and Equipment
Property and equipment, net consists of the following (in thousands):

		Successor
	Estimated Useful	June 30,
	Lives (Years)	2024	2025
Machines and equipment	3-10	$14,857	$41,067
Leasehold improvements	7-10	9,592	40,422
Vehicles	5	856	1,386
Furniture and fixtures	3-7	796	1,253
Software	7	2,763	3,501
Construction in progress	—	2,541	27,891

		31,405	115,520
Less: accumulated depreciation		(1,162)	(7,350)

Property and Equipment, net		$30,243	$108,170

At June 30, 2024 and 2025, construction in progress totaled $2.5 million and $27.9 million, respectively, primarily related to expansion of both new and currently leased manufacturing facilities. The projects are expected to be completed in 2026, at which time the assets will be placed in service and reclassified to machinery and equipment and leasehold improvements.
Depreciation expense for the period from July 1, 2023 to October 31, 2023 (Predecessor), the period from Inception to June 30, 2024 and the year ended June 30, 2025 (Successor) was $0.4 million, $1.2 million and $6.2 million, respectively. During the period from July 1, 2023 to October 31, 2023 (Predecessor), $0.3 million and $0.1 million were allocated to cost of revenues and operating expenses, respectively. During the period from Inception to June 30, 2024 (Successor), $0.9 million and $0.3 million were allocated to cost of revenues and operating expenses, respectively. During the year ended June 30, 2025 (Successor), $5.3 million and $0.9 million were allocated to cost of revenues and operating expenses, respectively.